Stockholders’ Deficit	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Stockholders’ Deficit

Note 9 – Stockholders’ Deficit

Preferred Stock

As of September 30, 2021, and December 31, 2020, the Company has 150,000,000 shares authorized at a $0.00001 par value.

Series A Preferred Stock

As of September 30, 2021, and December 31, 2020, the Company has 42,030,331 shares issued and outstanding at the end of both periods.

Series B Preferred Stock

On September 28, 2021, the Company entered into a Securities Purchase Agreement (“Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Investor purchased from the Company 3,300 shares of Series B Preferred Stock with a stated value of $1,000 per share, or $3,300,000 of stated value in the aggregate (“Series B Preferred Stock”), and a warrant to purchase up to 192,982 shares of common stock of the Company (“Investor Warrant”), for an aggregate purchase price of $3,000,000 (“Consideration”).

As a result of the PIPE Financing, referenced above and described in Note 8, the Company has 3,300 shares issued and outstanding as of September 30, 2021.

Common Stock

As of September 30, 2021, and December 31, 2020, the Company was authorized to issue 350,000,000 shares of common stock with a par value of $0.00001 per share.

Effective December 31, 2020, 1,576,844 shares of common stock were issued and outstanding.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

During the nine months ended September 30, 2021, we issued 6,667 shares of common stock, valued at $67,000 as part of a legal settlements further described in Note 7 – Commitments and Contingencies – litigation above.

Consequently, effective September 30, 2021, 1,583,511 shares of common stock were issued and outstanding.